Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of Equipment
Software licenses	5 years
Computer equipment	5 years

Software licenses	5 years
Computer equipment	5 years